Annual Total Returns- Vanguard FTSE All-World ex-US Index Fund (ETF) [BarChart] - ETF - Vanguard FTSE All-World ex-US Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.25%)	18.55%	14.50%	(4.05%)	(4.67%)	4.79%	27.24%	(13.97%)	21.63%	11.39%